Cover	Aug. 29, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 29, 2024
Entity Registrant Name	INTERNATIONAL MONEY EXPRESS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37986
Entity Tax Identification Number	47-4219082
Entity Address, Address Line One	9100 South Dadeland Blvd., Suite 1100
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33156
City Area Code	305
Local Phone Number	671-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock ($0.0001 par value)
Trading Symbol	IMXI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001683695
Amendment Flag	false